Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 15 — SEGMENT INFORMATION

ASC Topic 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

Currently, the Company has four business segments comprised of the related products and services, as follows:

Segments	Scope of Business Activities
Distribution Business	Facilitating the placement of insurance to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from insurance companies.
Platform Business	– Providing access to financial products and services to licensed brokers;
– Providing operational support for the submission and processing of product applications;
– Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.;
– Providing training resources and materials;
Segments	Scope of Business Activities
– Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services;
– Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers; and
– Solicitation of real estate sales for the developers, in exchange for commissions.
Fintech Business	Managing an ensemble of fintech investments.
Healthcare Business	Managing healthcare investments.

The four business segments were determined based primarily on how the chief operating decision maker views and evaluates the operations. Operating results are regularly reviewed by the chief operating decision maker to make decisions about resources to be allocated to the segment and to assess its performance. Other factors, including market separation and customer specific applications, go-to-market channels, products and services are considered in determining the formation of these operating segments.

The following tables present the summary information by segment for the three months ended March 31, 2023 and 2022:

	For the three months ended March 31, 2023
	Distribution Business	Platform Business	Fintech Business	Healthcare Business	Total
Revenue, net
– Interest income	$—	$38,158	$—	$—	$38,158
– Non-interest income	9,687,819	1,347,703	—	—	11,035,522
	9,687,819	1,385,861	—	—	11,073,680

Commission expense	6,912,065	383,427	—	—	7,295,492
Depreciation	261	95,622	5,289	—	101,172
Income (loss) from operations	452,437	(11,186,637)	(3,849,608)	—	(14,583,808)
Investment income, net	—	—	1,723,064	—	1,723,064
Total assets	$4,267,591	$57,423,358	$35,454,721	$519,769	$97,665,439
	For the three months ended March 31, 2022
	Distribution Business	Platform Business	Fintech Business	Healthcare Business	Total
Revenue, net
– Interest income	$—	$61,323	$—	$—	$61,323
– Non-interest income	179,931	1,835,069	1,579	—	2,015,000
Less: inter-segment	—	—	(1,579)	—	—
	179,931	1,896,392	—	—	2,076,323

Commission expense	68,194	632,848	—	—	701,042
Depreciation	133	95,943	603	—	96,679
(Loss) income from operations	(1,447,062)	545,583	(1,010,838)	—	(1,912,317)
Investment income, net	—	—	2,148,935	—	2,148,935
Total assets	$1,571,719	$53,922,273	$50,338,816	$521,053	$106,353,861

All of the Company’s customers and operations are based in Hong Kong.

NOTE 18 — SEGMENT INFORMATION

ASC Topic 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

Currently, the Company has four business segments comprised of the related products and services, as follows:

Segments	Scope of Business Activities
Distribution Business

–   Facilitating the placement of insurance, investment, real estate and other financial products and services to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from product providers, including insurance companies, fund houses and other product specialists.

Platform Business	– Providing access to financial products and services to licensed brokers.
– Providing operational support for the submission and processing of product applications.
– Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.
– Providing training resources and materials.
– Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services
– Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers; and
– Solicitation of real estate sales for the developers, in exchange for commissions
Fintech Business	– Managing an ensemble of fintech investments
Healthcare Business	– Managing healthcare investment

The four business segments were determined based primarily on how the chief operating decision maker views and evaluates the operations. Operating results are regularly reviewed by the chief operating decision maker to make decisions about resources to be allocated to the segment and to assess its performance. Other factors, including market separation and customer specific applications, go-to-market channels, products and services are considered in determining the formation of these operating segments.

The following tables present the summary information by segment for the years ended December 31, 2022 and 2021:

	For the year ended December 31, 2022
	Distribution Business	Platform Business	Fintech Business	Healthcare Business	Total
Revenue, net
– Interest income	$—	$176,175	$—	$—	$176,175
– Non-interest income	24,610,309	6,293,743	4,896	—	30,908,948
Less: inter-segment	—	—	(4,896)	—	(4,896)
	24,610,309	6,469,918	—	—	31,080,227

Commission expense	16,839,870	1,983,588	—	—	18,823,458
Depreciation	884	391,104	885	—	392,873
Loss from operations	(4,960,505)	(10,767,796)	(12,622,796)	—	(28,351,097)
Investment loss, net	—	—	(8,937,431)	—	(8,937,431)
Total assets	$3,556,198	$59,001,756	$38,140,822	$522,557	$101,221,333
	For the year ended December 31, 2021
	Distribution Business	Platform Business	Fintech Business	Healthcare Business		Total
Revenue, net
– Interest income	$—	$961,522	$—	$		$961,522
– Non-interest income	929,555	9,577,526	—		—	10,507,081
Less: inter-segment	—	—	—		—	—
	929,555	10,539,048	—		—	11,468,603

Commission expense	332,381	3,533,870	—		—	3,866,251
Depreciation	521	42,170	2,692		—	45,383
Income (loss) from operations	(6,061,091)	2,777,746	(5,163,778)		—	(8,447,123)
Investment income, net	—	—	130,255,232		—	130,255,232
Total assets	$1,320,791	$54,511,457	$66,154,783		$523,269	$122,510,300

All of the Company’s customers and operations are based in Hong Kong.